UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
Check here if Amendment [ }; Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement
					[ ] adds new holdings entries.

Institutional Investment Manager filing this Report:
	Name: 		 	Lathrop Investment Management Corp
	Address:		10 Corporate Hill Drive, Suite 225
				Little Rock, Arkansas 72205
	13F File Number:	028-11756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
       Name:			Andrew A. LaGrone
       Title:			Chief Compliance Officer
       Phone:			501.227.4930
       Signature,		Place,		and Date of Signing:
       Andrew A. LaGrone	Little Rock, AR	July 16, 2012

Report Type (Check only one.):
			[x]  13F HOLDINGS REPORT
			[ ]  13F NOTICE
			[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	55
Form 13F Information Table Value Total:	$168,651

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     5506    85408 SH       SOLE                    85408
ACUITY BRANDS                  COM              00508Y102     4399    86403 SH       SOLE                    86403
ADOBE SYSTEMS                  COM              00724F101     5150   159089 SH       SOLE                   159089
APPLE COMPUTER                 COM              037833100     1358     2325 SH       SOLE                     2325
AT&T                           COM              00206R102     5325   149315 SH       SOLE                   149315
BANK OF AMERICA                COM              060505104      195    23886 SH       SOLE                    23886
BERKSHIRE HATHAWAY CL B        COM              084670702      220     2645 SH       SOLE                     2645
CHEVRONTEXACO                  COM              166751107     1088    10316 SH       SOLE                    10316
CISCO SYSTEMS                  COM              17275R102     4330   252178 SH       SOLE                   252178
CITRIX SYSTEMS                 COM              177376100     6199    73854 SH       SOLE                    73854
COCA COLA                      COM              191216100     1672    21384 SH       SOLE                    21384
CONVERGYS GROUP                COM              212485106     4914   332710 SH       SOLE                   332710
CULLEN/FROST                   COM              229899109     4751    82640 SH       SOLE                    82640
CVS CAREMARK                   COM              126650100     6084   130201 SH       SOLE                   130201
ELECTRONIC ARTS                COM              285512109     3450   279367 SH       SOLE                   279367
EMC                            COM              268648102     5771   225152 SH       SOLE                   225152
EXXON MOBIL                    COM              302290101     6232    72824 SH       SOLE                    72824
FOREST OIL                     COM              346091606     2007   273833 SH       SOLE                   273833
GENERAL ELECTRIC               COM              369604103     6767   324725 SH       SOLE                   324725
HALLIBURTON                    COM              406216101      261     9194 SH       SOLE                     9194
HOSPIRA                        COM              441060100     2531    72365 SH       SOLE                    72365
IBM                            COM              459200101      900     4602 SH       SOLE                     4602
ILLINOIS TOOL                  COM              452308109     4572    86434 SH       SOLE                    86434
INTEL                          COM              458140100     5067   190122 SH       SOLE                   190122
JACOBS ENGINEERG               COM              469814107     4479   118303 SH       SOLE                   118303
JARDEN                         COM              471109108     5596   133172 SH       SOLE                   133172
JOHNSON CONTRLS                COM              478366107     4601   166024 SH       SOLE                   166024
KIMBERLY CLARK                 COM              494368103     1072    12793 SH       SOLE                    12793
LAZARD LTD-CL A                COM              021260622     4356   167588 SH       SOLE                   167588
LONE PINE RESRCES              COM              54222A106       96    34776 SH       SOLE                    34776
MICROSOFT                      COM              594918104     6015   196619 SH       SOLE                   196619
MONSANTO                       COM              61166W101     5297    63993 SH       SOLE                    63993
NIKE CLASS B                   COM              654106103     4249    48404 SH       SOLE                    48404
NMC                            COM              629196106        0   100000 SH       SOLE                   100000
PEPSICO                        COM              713448108      243     3433 SH       SOLE                     3433
PHILIP MORRIS INTL             COM              718172109      205     2344 SH       SOLE                     2344
PROCTER & GAMBLE               COM              742718109      245     4007 SH       SOLE                     4007
QUALCOMM                       COM              747525103     4706    84517 SH       SOLE                    84517
REGIONS FINL                   COM              7591EP100     2005   297011 SH       SOLE                   297011
SCHLUMBERGER                   COM              806857108     4573    70456 SH       SOLE                    70456
SIMMONS FIRST NATIONAL         COM              828730200      255    10975 SH       SOLE                    10975
SUNOVIA ENERGY TECHNOLOGIES    COM              86770A104        3    82000 SH       SOLE                    82000
TARGET                         COM              87612E106     5175    88937 SH       SOLE                    88937
TEVA PHARMA                    COM              881624209     4359   110526 SH       SOLE                   110526
THERMO FISHER                  COM              883556102     4361    84014 SH       SOLE                    84014
TYSON FOODS                    COM              902494103      743    39480 SH       SOLE                    39480
VERIZON                        COM              92343V104      209     4697 SH       SOLE                     4697
WALMART                        COM              931142103     6421    92090 SH       SOLE                    92090
WALT DISNEY                    COM              254687106     5785   119277 SH       SOLE                   119277
WINDSTREAM                     COM              97381W104      621    64260 SH       SOLE                    64260
COLUMBIA MIDCAP INDEX FD-Z                      19765J608     2280   202119 SH       SOLE                   202119
FIRST EAGLE SOGEN GLOBAL-A                      32008F507      259     5464 SH       SOLE                     5464
FRANKLIN INCOME FUND CL A                       353496300       63    29301 SH       SOLE                    29301
VANGUARD 500 INDEX FUND-SIGN                    922908496      608     5865 SH       SOLE                     5865
VANGUARD INSTL INDEX-INST PL                    922040209     1023     8203 SH       SOLE                     8203